Securities and Other Collateralized Financing Activities, Contractual Maturities of Gross Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 100,506	$ 46,089
Securities lending agreements	5,554	8,965
Overnight/Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	54,810	36,251
Securities lending agreements	4,903	8,965
Up to 30 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	13,704	734
Securities lending agreements	0	0
30-90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	23,264	2,884
Securities lending agreements	200	0
Over 90 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	8,728	6,220
Securities lending agreements	$ 451	$ 0